Income Taxes - Narrative (Details) € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended				29 Months Ended
	Sep. 07, 2023 EUR (€)	Mar. 21, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2006 MXN ($)	Oct. 31, 2019 issue	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)
Income Tax [Line Items]
Income taxes paid (net of refunds)					$ 205	$ 335	$ 188
Gross tax operating loss carryforwards					1,000
Undistributed profits of subsidiaries					1,100
Foreign withholding tax on undistributed earnings					65
Net operating loss carryforward, valuation allowance					(960)
Unrecognized tax benefits that, if recognized, would impact effective tax rates			$ 27		15	27	$ 27
Accrued interest on unrecognized tax benefits as of end of year					30	$ 25
Number of unsuccessfully contested issues | issue									2
Total impact of tax audit			$ 14
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards					318
State
Income Tax [Line Items]
Gross tax operating loss carryforwards					7
United Kingdom | Domestic Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards					703
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments								$ 425
Income tax examination, liability from settlement					$ 33					$ 555
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €	€ 10	€ 27		€ 15
Income tax examination, liability from settlement | €											€ 13